Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

33      Subsequent events

Management has not identified events occurred after December 31, 2020, for which, due to their materiality, additional disclosure in the Notes to the consolidated financial statements is required.